Note 2 - Loans: Allowance for Credit Losses on Financing Receivables (Tables)	6 Months Ended
Jun. 30, 2022
Tables/Schedules
Allowance for Credit Losses on Financing Receivables

	Three Months Ended June 30, 2022
	Live Checks	Premier Loans	Other Consumer Loans	Real Estate Loans	Sales Finance Contracts	Total
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Allowance for Credit Losses:
Balance at March 31, 2022	$12,386	$6,216	$43,624	$260	$5,622	$68,108
Provision for Credit Losses	4,095	168	8,894	(1)	2,444	15,600
Charge-offs	(4,492)	(1,068)	(13,734)	(14)	(1,519)	(20,827)
Recoveries	834	297	3,889	-	401	5,421
Ending Balance	$12,823	$5,613	$42,673	$245	$6,948	$68,302

	Six Months Ended June 30, 2022
	Live Checks	Premier Loans	Other Consumer Loans	Real Estate Loans	Sales Finance Contracts	Total
	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)	(in 000’s)
Allowance for Credit Losses:
Balance at December 31, 2021	$10,649	$6,216	$44,646	$265	$5,535	$67,311
Provision for Credit Losses	9,732	1,079	17,492	(2)	3,756	32,057
Charge-offs	(9,165)	(2,234)	(27,290)	(24)	(3,120)	(41,833)
Recoveries	1,607	552	7,825	6	777	10,767
Ending Balance	$12,823	$5,613	$42,673	$245	$6,948	$68,302

	Three Months Ended		Six Months Ended
	June 30, 2022	June 30, 2021	June 30, 2022	June 30, 2021
Allowance for Credit Losses:
Beginning Balance	$68,107,534	$63,348,497	$67,311,208	$66,327,674
Provision for credit losses	15,599,679	7,539,369	32,056,528	14,133,331
Charge-offs	(20,826,028)	(12,771,714)	(41,833,581)	(27,801,157)
Recoveries	5,420,827	5,485,595	10,767,857	10,941,899
Ending balance; collectively evaluated for impairment	$68,302,012	$63,601,747	$68,302,012	$63,601,747